Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2020
Variable Interest Entity [Line Items]
Schedule of Company's principal subsidiaries, consolidated VIEs and VIEs' subsidiaries

As of December 31, 2020, the Company’s principal subsidiaries, consolidated VIEs and VIEs’ subsidiaries are as follows:

	Equity Interest Held	Date of Incorporation or Date of Acquisition	Place of Incorporation	Principal Activities
Subsidiaries:
Leading Ideal HK Limited (“Leading Ideal HK”)	100%	May 15, 2017	Hong Kong, China	Investment holding
Beijing Co Wheels Technology Co., Ltd. (“Wheels Technology”)	100%	December 19, 2017	Beijing, PRC	Technology development and corporate management
Leading (Xiamen) Private Equity Investment Co., Ltd.(“Xiamen Leading”)	100%	May 14, 2019	Xiamen, PRC	Investment holding
Beijing Leading Automobile Sales Co., Ltd.(“Beijing Leading”)	100%	August 6, 2019	Beijing, PRC	Sales and after sales management
VIEs
Beijing CHJ Information Technology Co., Ltd. (“Beijing CHJ”)	100%	April 10, 2015	Beijing, PRC	Technology development
Beijing Xindian Transport Information Technology Co., Ltd. (“Xindian Information”)	100%	March 27, 2017	Beijing, PRC	Technology development

VIEs’ subsidiaries
Jiangsu CHJ Automobile Co., Ltd. (“Jiangsu CHJ”)	100%	June 23, 2016	Changzhou, PRC	Purchase of manufacturing equipment
Beijing Xindian Intelligence Technology Co., Ltd. (“Beijing XDIT”)	100%	January 05, 2017	Beijing, PRC	Technology development
Jiangsu Xindian Interactive Sales and Services Co., Ltd. (“Jiangsu XD”)	100%	May 08, 2017	Changzhou, PRC	Sales and after sales management
Beijing Chelixing Information Technology Co., Ltd. (“Beijing Chelixing”)	100%	June 25, 2018	Beijing, PRC	Technology development
Chongqing Lixiang Automobile Co., Ltd. (“Chongqing Lixiang Automobile”)	100%	October 11, 2019	Chongqing, PRC	Manufacturing of automobile

VIEs and VIEs' subsidiaries
Variable Interest Entity [Line Items]
Schedule of consolidated financial information of the Group's VIEs and VIEs' subsidiaries

The following consolidated financial information of the Group's VIEs and VIEs' subsidiaries as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 were included in the accompanying Group's consolidated financial statements as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Current assets:
Cash and cash equivalents	240,933	1,546,193
Restricted cash	14,455	1,234,178
Short‑term investments	1,278,153	2,581,690
Trade receivable	8,303	103,271
Intra‑group receivables	1,927,560	7,704,630
Inventories	389,031	271,379
Prepayments and other current assets	556,112	254,061
Assets held for sale, current	17,599	—
Non‑current assets:
Long‑term investments	600,615	707,685
Property, plant and equipment, net	1,755,686	2,335,824
Operating lease right‑of‑use assets, net	508,871	1,182,134
Intangible assets, net	673,517	682,083
Other non‑current assets	130,749	218,531
Assets held for sale, non‑current	30,253	—
Total assets	8,131,837	18,821,659
Current liabilities:
Short‑term borrowings	238,957	—
Trade and notes payable	616,340	3,107,646
Intra‑group payable	3,732,883	12,203,705
Amounts due to related parties	5,469	19,206
Operating lease liabilities, current	176,669	170,033
Finance lease liabilities, current	360,781	—
Deferred revenue, current	56,695	230,720
Accruals and other current liabilities	660,010	453,731
Convertible debts, current	692,520	—
Liabilities held for sale, current	2,862	—
Non‑current liabilities:
Long-term borrowings	—	511,638
Deferred revenue, non‑current	5,943	102,898
Operating lease liabilities, non‑current	241,109	973,455
Finance lease liabilities, non‑current	—	366,883
Deferred tax liabilities	—	36,309
Other non‑current liabilities	5,519	157,907
Total liabilities	6,795,757	18,334,131

These balances have been reflected in the Group’s consolidated financial statements with intercompany transactions eliminated.

	For the Year Ended December 31,
	2018	2019	2020

Net loss from continuing operations	(1,076,613)	(1,234,283)	(495,209)
Net (loss)/income from discontinued operations	(367,022)	(20,662)	14,373

	For the Year Ended December 31,
	2018	2019	2020
Net cash (used in)/provided by operating activities	(1,223,050)	(1,607,435)	3,540,411
Net cash used in investing activities	(214,027)	(1,976,964)	(1,665,982)
Net cash provided by financing activities	1,019,824	3,782,378	650,595
Effects of exchange rate changes on cash, cash equivalents and restricted cash	(1,320)	19,746	(188)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(418,573)	217,725	2,524,836
Cash, cash equivalents and restricted cash at beginning of the year	456,383	37,810	255,535
Cash, cash equivalents and restricted cash at end of the year	37,810	255,535	2,780,371
Less: Cash, cash equivalents and restricted cash of discontinued operations at end of the year	331	147	—
Cash, cash equivalents and restricted cash of continuing operations at end of the year	37,479	255,388	2,780,371